Related party transactions - Schedule of Income or Expenses with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Arrangement Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	$ 7,598	$ 8,627	$ 4,520
Transaction Fees [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties	6,317	9,506	7,323
Management Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	4,266	3,154	913
Supervision Fees [Member]
Related Party Transaction [Line Items]
Income earned from related parties	7,800	1,950	0
Interest Income [Member]
Related Party Transaction [Line Items]
Income earned from related parties	$ 7,513	$ 10,614	$ 9,888